GENERAL AND ADMINISTRATION (Tables)	12 Months Ended
Mar. 31, 2023
GENERAL AND ADMINISTRATION
Schedule of general and administration expense

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
	$	$
Personnel costs	3,133,293	1,276,650
External services (including listing and other public company related services)	7,933,576	8,747,703
Share-based payments (Note 15)	1,893,447	965,097
Total general and administration	12,960,316	10,989,450